Warrants Presented at Fair Value (Details) - Schedule of outstanding warrants classified as a liability - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding			5,287,658
Fair value	[1]		106,975
Outstanding Warrants One [Member]
Class of Warrant or Right [Line Items]
Outstanding		120,000
Exercise price (in Dollars per share)	[2]	$ 0.92
Issuance year		2014
Exercisable through	[3]
Fair value	[4]	1
Outstanding Warrants Two [Member]
Class of Warrant or Right [Line Items]
Outstanding		675,926
Exercise price (in Dollars per share)	[5]
Issuance year		2017
Exercisable through		2024
Fair value	[4]	14,785
Outstanding Warrants Three [Member]
Class of Warrant or Right [Line Items]
Outstanding		1,411,765
Exercise price (in Dollars per share)		$ 0.17
Issuance year		2019
Exercisable through		2024
Fair value		673
Outstanding Warrants Four [Member]
Class of Warrant or Right [Line Items]
Outstanding		2,207,691
Fair value	[6]	15,459
Outstanding Warrants Five [Member]
Class of Warrant or Right [Line Items]
Outstanding			120,000
Exercise price (in Dollars per share)	[2]		$ 0.92
Issuance year			2014
Exercisable through	[3]		(***)
Fair value	[4]		94
Outstanding Warrants Six [Member]
Class of Warrant or Right [Line Items]
Outstanding			905,555
Exercise price (in Dollars per share)			$ 0.17
Issuance year			2017
Exercisable through			2022
Fair value			5,841
Outstanding Warrants Seven [Member]
Class of Warrant or Right [Line Items]
Outstanding			436,666
Exercise price (in Dollars per share)			$ 1.5
Issuance year			2017
Exercisable through			2022
Fair value	[4]		2
Outstanding Warrants Eight [Member]
Class of Warrant or Right [Line Items]
Outstanding			33,332
Exercise price (in Dollars per share)			$ 1.2
Issuance year			2017
Exercisable through			2022
Fair value	[4]
Outstanding Warrants Nine [Member]
Class of Warrant or Right [Line Items]
Outstanding			33,332
Exercise price (in Dollars per share)			$ 1
Issuance year			2017
Exercisable through			2022
Fair value	[4]
Outstanding Warrants Ten [Member]
Class of Warrant or Right [Line Items]
Outstanding			675,926
Exercise price (in Dollars per share)	[5]
Issuance year			2017
Exercisable through			2024
Fair value	[4]		54,731
Outstanding Warrants Eleven [Member]
Class of Warrant or Right [Line Items]
Outstanding			11,111
Exercise price (in Dollars per share)			$ 1.2
Issuance year			2017
Exercisable through			2022
Fair value	[4]
Outstanding Warrants Twelve [Member]
Class of Warrant or Right [Line Items]
Outstanding			1,659,971
Exercise price (in Dollars per share)			$ 0.17
Issuance year			2018
Exercisable through			2022
Fair value			11,359
Outstanding Warrants Thirteen [Member]
Class of Warrant or Right [Line Items]
Outstanding			1,411,765
Exercise price (in Dollars per share)			$ 0.17
Issuance year			2019
Exercisable through			2024
Fair value			34,948

[1]	Contains warrants presented at fair value within current liabilities of $17,296 and within non-current liabilities of $89,679.
[2]	Subject to changes as describe in the agreement.
[3]	M&A or qualified PO as described in the agreement.
[4]	Issued in connection with the 2014 through 2017 financing rounds.
[5]	Less than $0.01.
[6]	Contains warrants presented at fair value within non-current liabilities.